Related Party Transactions	6 Months Ended
Jun. 30, 2026
Future NRG Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Related Party Transactions

13. RELATED PARTY TRANSACTIONS

Administrative charges and rental billed by Fitters Diversified Berhad entities to the Company for six months period ended June 30, 2026 amounted to USD 8,929 (June 30, 20205: USD 10,469). These charges ceased upon Fitters’ effective disposal of its shareholding on March 26, 2026. The intercompany payable to Fitters was fully extinguished on March 16, 2026.